Statement - Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock	Paid-In Capital	Retained (Deficit)	Total
Beginning Balance, Amount at Feb. 28, 2013	$ 6,500	$ 300,486	$ (325,819)	$ (18,833)
Beginning Balance, Shares at Feb. 28, 2013	6,500,000
Compensatory stock issuances @ $0.05 per, Amount	$ 2,000	$ 98,000		100,000
Compensatory stock issuances @ $0.05 per, Shares	2,000,000
Net loss for the year			$ (336,249)	(336,249)
Ending Balance, Amount at Feb. 28, 2014	$ 8,500	$ 398,486	(662,068)	(255,082)
Ending Balance, Shares at Feb. 28, 2014	8,500,000
Net loss for the year			(244,448)	(244,448)
Ending Balance, Amount at Feb. 28, 2015	$ 8,500	398,486	(906,516)	(499,530)
Ending Balance, Shares at Feb. 28, 2015	8,500,000
Shares issued for Equity Purchase agreement, Amount	$ 179	419,464		419,643
Shares issued for Equity Purchase agreement, Shares	178,571
Net loss for the year			(182,214)	(182,214)
Ending Balance, Amount at Nov. 30, 2015	$ 8,679	$ 817,950	$ (1,088,730)	$ (262,101)
Ending Balance, Shares at Nov. 30, 2015	8,678,571